SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥) $ / ¥	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 USD ($) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss)	¥ (57,964,000)	$ (8,158)	¥ 18,678,000	¥ 62,669,000
Accumulated deficit	(634,182,000)		(580,854,000)		$ (89,252)
Working capital deficit	¥ 83,256,000		84,535,000
Foreign currency exchange rate translation | $ / ¥	7.1055				7.1055
Recovery on credit loss	¥ (506,000)	(71)		(10,000)
Allowance for credit loss			9,998,000
Decrease in contract liabilities	(31,598,000)	(4,447)	(35,872,000)	50,048,000
Contract liabilities	46,837,000		78,694,000		$ 6,592
Inventory write off	¥ 3,984,000	$ 561	275,000
Land use right agreements term (in years)	50 years				50 years
Impairment loss of land use rights	¥ 0		0	¥ 0
Credit period of credit sales	6 months	6 months
Cost of long-term investments	¥ 0		¥ 0
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Standard warrant term	12 months				12 months
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Standard warrant term	8 months				8 months